Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000245604
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BFS Equity Fund - Institutional Class
C000089323
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LS Opportunity Fund - I
Without Sales Load [Member] | C000245604
Average Annual Return [Line Items]
Average Annual Return, Percent		31.73%	11.41%	10.85%
Without Sales Load [Member] | C000089323
Average Annual Return [Line Items]
Average Annual Return, Percent		15.29%	7.71%	6.63%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.35%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.35%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup>
Average Annual Return, Percent		27.19%	12.14%	12.17%